[Transatlantic Holdings, Inc.]

March 16, 2005	WRITER'S DIRECT LINE 212-770-2040 (FAX: 212-742-9457)

BY DIRECT ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re: Transatlantic Holdings, Inc. Annual Report on Form 10-K for the Year Ended December 31, 2004

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, Transatlantic Holdings, Inc., a Delaware corporation (the “Company”), is submitting for filing in electronic format, the Company’s Annual Report on Form 10-K for the year ended December 31, 2004.

Please send copies of all notices and other communications to the undersigned.

Sincerely, /s/ STEVEN S. SKALICKY
Steven S. Skalicky Executive Vice President and Chief Financial Officer

Enclosures